DISCONTINUED OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Nov. 30, 2018	Jun. 21, 2018	Dec. 31, 2020	Dec. 31, 2019
DECONSOLIDATION OF SUBSIDIARIES
Stock Issued During Period, Shares, New Issues		816,261,781
Payments of Dividends		$ 133.7
Dividends Payable, Amount Per Share		$ 0.6125
Beijing Infinities Interactive Media Co Ltd [Member]
DECONSOLIDATION OF SUBSIDIARIES
Business Combination, Consideration Transferred	$ 20.0
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 40.0
Allowance for doubtful accounts receivable			$ 12.6
Renren SNS [Member]
DECONSOLIDATION OF SUBSIDIARIES
Proceeds From Related Party Discontinued Operation				$ 6.8